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                        Supplement dated July 24, 2001
                        To Prospectus dated May 1, 2001
                   For GE Life & Annuity Separate Account 4
                                  P1150 10/98
                                  P1143 4/94

The purpose of this supplement is to modify certain information contained in your prospectus dated May 1, 2001. The changes reflected in this supplement relate to the following sections of your prospectus:

Expense Table, Other Annual Expenses

The third line of this section is revised to read:

      Optional Death Benefit Charge ("ODB") (annual rate as a percentage
      of Account Value)/4/                                                 .25%

The applicable footnote is revised to read:

      /4/ If the Optional Death Benefit applies.

Other Charges, Charges for the Optional Death Benefit

Any phrase or sentence that states that the annual rate of the Optional Death Benefit Charge is .10% is hereby deleted.

The Death Benefit, Optional Death Benefit

Any phrase or sentence that states that the annual rate of the Optional Death Benefit Charge is .10% is hereby deleted.
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For Contracts issued after May 15, 2001:

The Death Benefit, Death Benefit at Death of Any Annuitant Before Annuity Commencement Date

The example on page 47 is revised as follows:

Example: Assuming an Owner: (i) purchase a Contract for $100,000; (ii) makes no additional purchase payments and no withdrawals; (iii) is not subject to premium taxes; and (iv) the Annuitant's age is 70 on the Contract Date then:

    ---------------------------------------------------------------------------
       Annuitant's      End of        Account            Unadjusted Death
           Age           Year          Value                 Benefit
    ---------------------------------------------------------------------------
            71             1          $110,000               $110,000
            72             2          $ 90,000               $100,000
            73             3          $ 80,000               $100,000
            74             4          $120,000               $120,000
            75             5          $130,000               $130,000
            76             6          $150,000               $150,000
            77             7          $160,000               $160,000
            78             8          $130,000               $150,000
            79             9          $ 90,000               $150,000
            80            10          $170,000               $170,000
            81            11          $140,000               $150,000
            82            12          $135,000               $150,000
            83            13          $120,000               $150,000
    ---------------------------------------------------------------------------

The purpose of this example is to show how the basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the Contract.

 This Supplement should be retained with your Prospectus for future reference.

                     Customer Service Line: 1-800-352-9910

                     GE Life and Annuity Assurance Company
                            6610 West Broad Street
                              Richmond, VA 23230